Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liabilities [Abstract]
Schedule of warrant liabilities
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Warrant liabilities	3,566,433	-